Leases (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Leases [Line Items]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

Below is the roll-forward of lease right-of-use assets:

	Land and buildings	Plant and machinery	Total
Cost
At December 31, 2025	54,852	27,054	81,906
Increases	1,047	146	1,193
Decreases	(1,047)	(1,047)	(2,094)
Exchange differences	(433)	(257)	(690)
At June 30, 2026	54,419	25,896	80,315
Accumulated depreciation
At December 31, 2025	(28,260)	(15,739)	(43,999)
Depreciation	(3,700)	(1,813)	(5,513)
Decreases	729	1,132	1,861
Exchange differences	178	310	488
At June 30, 2026	(31,053)	(16,110)	(47,163)
Cost, net accumulated depreciation
At December 31, 2025	26,592	11,315	37,907
At June 30, 2026	23,366	9,786	33,152

Summary of Maturity Analysis of Lease Liabilities

Below is the maturity analysis of lease liabilities:

Lease liabilities	June 30, 2026
Maturity Analysis
Less than 3 months	3,096
Between 3 months and 1 year	9,287
Between 1 and 2 years	7,166
Between 2 and 5 years	11,524
After 5 years	9,749
Total lease commitments	40,822
Impact of discounting remaining lease payments	(9,528)
Total lease liabilities at June 30, 2026	31,294
Lease liabilities included in the condensed consolidated statement of financial position at June 30, 2026
Non-current	19,265
Current	12,029
Total	31,294